Mining concessions, development costs, right-of-use asset, property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net

	Balance as of					Balance as of					Balance as of
	January 1,			Sales	Reclassifications	December 31,				Reclassifications	December 31,
	2020	Additions	Disposals	(note 1(e))	and transfers	2020	Additions	Disposals	Sales	and transfers	2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	17,517	133	—	—	—	17,650	—	—	—	53	17,703
Mining concessions (f)	151,873	—	—	—	—	151,873	—	—	—	—	151,873
Development costs	788,044	33,233	—	(8,657)	612	813,232	31,749	—	—	—	844,981
Buildings, constructions and other	1,359,841	99	(132)	(45,624)	28,876	1,343,060	31	(11)	—	7,315	1,350,395
Machinery and equipment	912,704	4	(419)	(42,319)	13,222	883,192	5	(393)	(249)	19,842	902,397
Transportation units	8,892	—	—	(577)	94	8,409	70	(152)	(934)	269	7,662
Furniture and fixtures	12,010	3	(74)	(408)	206	11,737	33	(98)	—	98	11,770
Units in transit	3,754	—	(373)	—	—	3,381	—	(506)	—	—	2,875
Work in progress	50,365	27,322	(325)	(30)	(42,398)	34,934	40,768	(1,838)	—	(27,577)	46,287
Stripping activity asset(g)	154,090	10,752	(11,633)	—	(612)	152,597	17,653	(6,763)	—	—	163,487
Right-of-use asset (e)	11,352	6,221	(1,314)	—	—	16,259	2,973	—	—	—	19,232
Mine closure costs	310,884	31,558	—	(6,788)	—	335,654	—	(3,272)	—	—	332,382
	3,781,326	109,325	(14,270)	(104,403)	—	3,771,978	93,282	(13,033)	(1,183)	—	3,851,044
Accumulated depreciation and amortization:
Mining concessions (f)	40,259	11	—	—	—	40,270	7	—	—	—	40,277
Development costs	328,517	21,139	—	(8,657)	—	340,999	20,582	—	—	—	361,581
Buildings, construction and other	667,319	74,719	(53)	(44,096)	435	698,324	66,445	(3)	—	928	765,694
Machinery and equipment	667,937	60,034	(265)	(40,805)	(435)	686,466	56,384	(340)	(170)	—	742,340
Transportation units	7,026	607	—	(550)	—	7,083	604	(143)	(894)	—	6,650
Furniture and fixtures	9,604	614	(46)	(348)	—	9,824	601	(97)	—	—	10,328
Stripping activity asset	88,923	22,532	—	—	—	111,455	14,039	—	—	6,665	132,159
Right-of-use asset (e)	5,167	5,145	(1,231)	—	—	9,081	4,813	—	—	—	13,894
Mine closure costs	183,844	14,785	—	(6,789)	—	191,840	14,819	—	—	7,173	213,832
	1,998,596	199,586	(1,595)	(101,245)	—	2,095,342	178,294	(583)	(1,064)	14,766	2,286,755
Provision for impairment of long-lived assets:
Mine closure costs	15,290	(2,083)	—	—	—	13,207	—	(3,828)	—	(7,173)	2,206
Development costs	10,153	—	—	—	—	10,153	—	—	—	(6,665)	3,488
Property, plant and other	2,915	—	—	—	—	2,915	19,874	(1,136)	—	(928)	20,725
	28,358	(2,083)	—	—	—	26,275	19,874	(4,964)	—	(14,766)	26,419

Net cost	1,754,372					1,650,361					1,537,870

Schedule of estimates prices for the current and long-term periods

Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

As of December 31, 2021

	2022	2023-2025
	US$	US$

Gold	1,700 /Oz	1,764 /Oz
Silver	24.00 /Oz	27.30 /Oz
Copper	8,500 /MT	8,705/MT
Lead	2,600 /MT	2,600 /MT

As of December 31, 2020

	2021	2022-2024
	US$	US$

Gold	1,800/Oz	1,747/Oz
Silver	23.00/Oz	21.20/Oz
Copper	7,250/TM	7,083/TM
Lead	1,850/TM	2,056/TM

Schedule of net assets for right in use

	2021	2020
	US$(000)	US$(000)
Transportation units	2,501	3,330
Buildings	2,088	3,370
Machinery and equipment	749	478

	5,338	7,178

Schedule of distribution of depreciation expenses

	2021	2020
	US$(000)	US$(000)

Cost of sales	159,481	172,150
Inventories	14,089	20,708
Administrative expenses	3,730	3,752
Fixed assets	980	850
Discontinued operations, note 1(e)	14	2,126

	178,294	199,586

Minera Yanacocha S.R.L. [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net
(a)	Below is presented the movement in cost:

	Opening				Transfer/Other	Final
	balance	Additions	Sales and deductions	Reversal of impairment	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2021
Cost-
Land	17,322	—	—	3,009	—	20,331
Land improvements	28,982	—	—	3,750	—	32,732
Building and constructions	276,064	—	—	58,232	2,162	336,458
Machinery and equipment	210,215	—	(9,161)	64	33,132	234,250
Leach pads	1,829,479	—	—	13,399	34,422	1,877,300
Vehicles	10,255	—	(950)	—	1,861	11,166
Furniture and fixtures	2,556	—	—	—	—	2,556
Other equipment	61,494	—	—	—	—	61,494
Work in progress	510,359	207,986	(174,475)	—	(113,990)	429,880
Mining rights	37,521	—	—	11,848	—	49,369
Right of use asset	1,045	—	—	—	—	1,045
Asset retirement and mine closure	689,240	—	(7,927)	—	—	681,313
Stripping activity asset	186,539	—	—	—	40,298	226,837
Mine development	824,156	—	—	4,293	(283)	828,166

	4,685,227	207,986	(192,513)	94,595	(2,398)	4,792,897

Accumulated depreciation and amortization
Land improvements	28,395	74	—	—	—	28,469
Building and constructions	233,110	7,171	—	—	—	240,281
Machinery and equipment	181,674	13,776	(9,162)	—	—	186,288
Leach pads	1,734,485	35,624	—	—	—	1,770,109
Vehicles	8,779	397	(948)	—	—	8,228
Furniture and fixtures	2,564	4	—	—	—	2,568
Other equipment	56,423	2,366	—	—	—	58,789
Mining rights	29,457	—	—	—	—	29,457
Right of use asset	729	268	—	—	—	997
Asset retirement and mine closure	540,708	80,129	—	—	—	620,837
Stripping activity asset	149,494	2,888	—	—	—	152,382
Mine development	679,830	7,014	—	—	—	686,844

	3,645,648	149,711	(10,110)	—	—	3,785,249

Net cost	1,039,579					1,007,648

	Opening			Transfer/Other	Final
	balance	Additions	Sales and deductions	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2020
Cost-
Land	17,053	—	—	269	17,322
Land improvements	28,982	—	—	—	28,982
Building and constructions	271,554	—	—	4,510	276,064
Machinery and equipment	216,872	—	(20,844)	14,187	210,215
Leach pads	1,817,226	—	—	12,253	1,829,479
Vehicles	9,402	—	(98)	951	10,255
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	59,262	—	—	2,232	61,494
Work in progress	436,699	143,489	—	(69,829)	510,359
Mining rights	37,521	—	—	—	37,521
Right of use asset	1,045	—	—	—	1,045
Asset retirement and mine closure	693,365	—	(4,125)	—	689,240
Stripping activity asset	151,494	—	—	35,045	186,539
Mine development	824,156	—	—	—	824,156

	4,567,187	143,489	(25,067)	(382)	4,685,227

Accumulated depreciation and amortization
Land improvements	28,315	80	—	—	28,395
Building and constructions	226,129	6,981	—	—	233,110
Machinery and equipment	184,030	18,029	(20,385)	—	181,674
Leach pads	1,694,288	40,197	—	—	1,734,485
Vehicles	8,828	49	(98)	—	8,779
Furniture and fixtures	2,560	4	—	—	2,564
Other equipment	54,132	2,291	—	—	56,423
Mining rights	29,457	—	—	—	29,457
Right of use asset	461	268	—	—	729
Asset retirement and mine closure	478,826	61,882	—	—	540,708
Stripping activity asset	147,725	1,769	—	—	149,494
Mine development	674,142	5,688	—	—	679,830

	3,528,893	137,238	(20,483)	—	3,645,648

Net cost	1,038,294				1,039,579

Schedule of estimates prices for the current and long-term periods

Estimated prices for the long-term period used to estimate future revenues were as follows:

2021	Long-term
US$

Gold (per ounce)	1,800
Silver (per ounce)	23
Copper (per pound)	3.05

2020	Long-term
US$

Gold (per ounce)	1,500
Silver (per ounce)	16
Copper (per pound)	3.00

Sociedad Minera Cerro Verde S.A.A.
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2021 and 2020 are shown below:

	December 31,						December 31,						December 31,
	2019	Additions		Adjustments	Disposals	Transfers	2020	Additions		Adjustments	Disposals	Transfers	2021
	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	24,905	—		—	—	—	24,905	—		—	—	5,477	30,382
Buildings and other constructions	2,548,124	—		(1)	(14)	40,895	2,589,004	—		430	(913)	7,885	2,596,406
Machinery and equipment	4,854,613	—		1	(12,814)	143,949	4,985,749	—		(430)	(14,967)	128,007	5,098,359
Transportation units	26,365	—		—	—	3,733	30,098	—		—	(1,132)	4,416	33,382
Furniture and fixtures	949	—		—	—	—	949	—		—	(377)	—	572
Other equipment	25,100	—		—	—	5,865	30,965	—		—	(92)	4,522	35,395
Construction in progress and in-transit units	158,068	161,059	(a)	(6,255)	—	(194,442)	118,430	158,599	(a)	(195)	—	(150,307)	126,527
Stripping activity asset (see Note 2(i))	852,747	92,890		—	—	—	945,637	214,192		—	—	—	1,159,829
Asset retirement costs (see Note 11(b))	166,998	37,569		—	—	—	204,567	—		(18,271)	—	—	186,296
Right-of-use assets (b)	95,441	3,328		—	(2,318)	—	96,451	4,099		—	(1,650)	—	98,900
	8,753,310	294,846		(6,255)	(15,146)	—	9,026,755	376,890		(18,466)	(19,131)	—	9,366,048

Accumulated depreciation
Buildings and other constructions	393,910	62,317		—	(14)	—	456,213	66,846		236	(914)	—	522,381
Machinery and equipment	2,040,819	277,384		—	(12,635)	—	2,305,568	279,531		(236)	(14,891)	—	2,569,972
Transportation units	15,872	1,826		—	—	—	17,698	1,969		—	(1,040)	—	18,627
Furniture and fixtures	881	23		—	—	—	904	23		—	(376)	—	551
Other equipment	19,745	1,495		—	—	—	21,240	2,942		—	(92)	—	24,090
Stripping activity asset	553,732	124,309		—	—	—	678,041	113,530		—	—	—	791,571
Asset retirement costs	26,915	4,611		—	—	—	31,526	5,388		—	—	—	36,914
Right-of-use assets (b)	10,585	11,320		—	(2,316)	—	19,589	12,459		—	(1,640)	—	30,408
	3,062,459	483,285		—	(14,965)	—	3,530,779	482,688		—	(18,953)	—	3,994,514

Net cost	5,690,851						5,495,976						5,371,534
(a)

As of December 31, 2021, additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$ 30.1 million), (ii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$ 28.9 million), (iii) the purchase of stators for ball mills (US$ 18.7 million), (iv) the purchase of mine support equipment (US$ 17.3 million), (v) major maintenance on shovels (US$ 9.2 million), (vi) the purchase of rollers (US$ 9.0 million), (vii) belt replacement projects (US$ 7.9 million), (viii) major components of the primary crusher (US$ 4.3 million), (ix) haul trucks beds (US$ 3.2 million) and (x) projects for the optimization of the Company’s operating processes (US$ 2.5 million).

As of December 31, 2020, additions to construction in progress and in-transit units primarily relate to (i) the purchase of a new shovel and the rebuild of another shovel (US$ 37.9 million), (ii) the purchase of haul trucks (US$ 24.6 million), (iii) projects associated with the capitalization of main components of the mine heavy equipment (US$ 17.6 million), (iv) projects for the optimization of the Company’s operating processes (US$ 14.8 million), (v) the mine maintenance truck shop (US$ 13.4 million), (vi) the purchase of rollers (US$ 11.0 million), (vii) tailing dam projects related to drain expansion and jacking header extension (US$ 10.4 million) and (viii) the purchase of stators for ball mills (US$ 7.0 million).

Schedule of net assets for right in use

As of December 31, 2021, additions to construction in progress include capitalized interest with an average rate of 2.88% primarily related to (i) capital projects for the maintenance truck shop (US$ 1.0 million), (ii) tailings dam projects (US$ 0.4 million), (iii) the purchase of stators for ball mills (US$ 0.2 million) and (iv) other projects (US$ 0.3 million).

As of December 31, 2020, additions to construction in progress include capitalized interest with an average rate of 3.23% primarily related to projects for the mine maintenance truck shop (US$ 1.4 million), tailing dam drain expansion and jacking header extension (US$ 0.4 million), the purchase of stators for ball mills (US$ 0.2 million) and other projects (US$ 0.5 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2021 and 2020:

	December			December			December
	31, 2019	Additions	Disposals	31, 2020	Additions	Disposals	31, 2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	9,851	—	—	9,851	789	—	10,640
Buildings and other constructions	55,936	2,880	(2,222)	56,594	2,195	(873)	57,916
Machinery and equipment	29,654	448	(96)	30,006	1,115	(777)	30,344

	95,441	3,328	(2,318)	96,451	4,099	(1,650)	98,900

Accumulated depreciation
Land	1,255	1,642	—	2,897	1,732	—	4,629
Buildings and other constructions	6,269	6,526	(2,220)	10,575	7,480	(865)	17,190
Machinery and equipment	3,061	3,152	(96)	6,117	3,247	(775)	8,589
	10,585	11,320	(2,316)	19,589	12,459	(1,640)	30,408

Net cost	84,856			76,862			68,492